Warrants Liabilities (Details) - Schedule of warrants are fair valued using Black-Scholes model	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrants Are Fair Valued Using Black Scholes Model Abstract
Volatility	75.00%
Risk-free rate	3.794%